Phoenix Adviser Trust

Supplement dated September 7, 2007 to the Prospectus dated June 30, 2007

Phoenix Equity Series Fund

Supplement dated September 7, 2007 to the Prospectus and

Statement of Additional Information (“SAI”) dated December 31, 2006

Phoenix Equity Trust

Supplement dated September 7, 2007 to the Prospectus and SAI dated October 31, 2006,

as supplemented November 17, 2006, December 6, 2006,

December 26, 2006, April 16, 2007, April 27, 2007 and July 13, 2007

Phoenix Insight Funds Trust

Supplement dated September 7, 2007 to the Class A and Class C Shares Prospectus,

the Class I Shares Prospectus, the Money Market Funds Class I Shares Prospectus,

the Money Market Fund Exchange Shares Prospectus and the SAI, each dated May 1, 2007,

as supplemented May 24, 2007 and August 20, 2007

Phoenix Institutional Mutual Funds

Supplement dated September 7, 2007 to the Prospectus and SAI dated May 1, 2007

Phoenix Investment Trust 06

Supplement dated September 7, 2007 to the Prospectus dated May 1, 2007

Phoenix Investment Trust 97

Supplement dated September 7, 2007 to the Prospectus and SAI dated December 31, 2006,

as supplemented June 1, 2007 and July 16, 2007

Phoenix Opportunities Trust

Supplement dated September 7, 2007 to the Prospectus dated January 31, 2007,

as supplemented February 6, 2007, June 15, 2007 and July 2, 2007;

to the Fixed Income Funds Prospectus dated June 27, 2007;

to the Alternative Funds Prospectus dated June 27, 2007, as supplemented August 17, 2007;

and to the SAI dated June 27, 2007

Phoenix PHOLIOs

Supplement dated September 7, 2007 to the Prospectus dated November 30, 2006,

as supplemented March 9, 2007 and June 25, 2007

and to the SAI dated November 30, 2006, as supplemented December 28, 2006

Phoenix Strategic Equity Series Fund

Supplement dated September 7, 2007 to the Prospectus and SAI dated August 31, 2007

IMPORTANT NOTICE TO INVESTORS

In each instance where a reference to a fund’s expenses being waived or capped at a certain rate appears, the sentence referring to a recapture arrangement is hereby replaced with the following: “The adviser (or administrator, as the case may be) may recapture operating expenses waived or reimbursed under this arrangement subsequent to August 23, 2007, for a period of three years following the end of the fiscal year in which such waiver or reimbursement occurred.”

Investors should retain this supplement with the Prospectus for future reference.

PXP 5029/ExpCaps (9/07)